Other Balance Sheet Accounts - Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 67,355	$ 40,366
Accrued expenses	161,599	101,940
Accrued bonus	126,687	91,894
Value-added tax payables	14,887	10,152
Current portion of contingent consideration	1,500	6,896
Customer deposits	9,718	8,832
Liabilities held for sale	17,564	949
Other payables	5,598	5,468
Trade and other payables	$ 404,908	$ 266,497